Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
September 30, 2023
VIPEI-NPRT3-1123
1.808778.119
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,184,370	32,809,237
Verizon Communications, Inc.	1,386,560	44,938,410
		77,747,647
Entertainment - 0.7%
Activision Blizzard, Inc.	382,300	35,794,749
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	637,460	83,418,016
Media - 1.8%
Comcast Corp. Class A	1,827,633	81,037,247
Interpublic Group of Companies, Inc.	471,373	13,509,550
		94,546,797
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	313,900	12,052,188
T-Mobile U.S., Inc.	352,518	49,370,146
		61,422,334
TOTAL COMMUNICATION SERVICES		352,929,543
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	377,000	16,233,620
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	307,580	81,028,875
Specialty Retail - 2.2%
Best Buy Co., Inc.	132,500	9,204,775
Burlington Stores, Inc. (a)	144,378	19,534,343
Dick's Sporting Goods, Inc.	21,700	2,356,186
Lowe's Companies, Inc.	69,200	14,382,528
TJX Companies, Inc.	828,174	73,608,105
		119,085,937
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (b)	47,100	3,490,110
Tapestry, Inc.	321,500	9,243,125
		12,733,235
TOTAL CONSUMER DISCRETIONARY		229,081,667
CONSUMER STAPLES - 11.0%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	1,404,300	44,333,751
The Coca-Cola Co.	895,646	50,138,263
		94,472,014
Consumer Staples Distribution & Retail - 4.2%
Albertsons Companies, Inc.	368,700	8,387,925
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	325,700	16,540,980
BJ's Wholesale Club Holdings, Inc. (a)	385,405	27,506,355
Costco Wholesale Corp.	43,000	24,293,280
Dollar Tree, Inc. (a)	305,800	32,552,410
Metro, Inc.	348,200	18,083,584
Target Corp.	83,108	9,189,252
Walmart, Inc.	568,945	90,991,374
		227,545,160
Food Products - 1.3%
Bunge Ltd.	253,300	27,419,725
Mondelez International, Inc.	636,871	44,198,847
		71,618,572
Household Products - 1.7%
Procter & Gamble Co.	613,244	89,447,770
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	88,600	12,807,130
Kenvue, Inc.	1,780,091	35,744,227
Unilever PLC	157,900	7,810,808
		56,362,165
Tobacco - 1.1%
Philip Morris International, Inc.	630,800	58,399,464
TOTAL CONSUMER STAPLES		597,845,145
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Canadian Natural Resources Ltd. (b)	672,800	43,510,953
ConocoPhillips Co.	652,504	78,169,979
Enterprise Products Partners LP	1,365,744	37,380,413
Exxon Mobil Corp.	1,708,366	200,869,675
Hess Corp.	294,500	45,058,500
Imperial Oil Ltd.	766,135	47,189,291
Phillips 66 Co.	195,400	23,477,310
Valero Energy Corp.	154,134	21,842,329
		497,498,450
FINANCIALS - 16.3%
Banks - 9.7%
Bank of America Corp.	4,169,009	114,147,466
Huntington Bancshares, Inc.	2,802,170	29,142,568
JPMorgan Chase & Co.	1,384,075	200,718,557
M&T Bank Corp.	280,767	35,502,987
PNC Financial Services Group, Inc.	562,100	69,009,017
Wells Fargo & Co.	1,981,001	80,943,701
		529,464,296
Consumer Finance - 0.5%
Capital One Financial Corp.	289,916	28,136,348
Financial Services - 1.1%
Edenred SA	425,800	26,686,496
Visa, Inc. Class A	147,042	33,821,130
		60,507,626
Insurance - 5.0%
American Financial Group, Inc.	278,600	31,111,262
Chubb Ltd.	400,282	83,330,707
Hartford Financial Services Group, Inc.	802,400	56,898,184
Marsh & McLennan Companies, Inc.	242,700	46,185,810
The Travelers Companies, Inc.	310,240	50,665,294
		268,191,257
TOTAL FINANCIALS		886,299,527
HEALTH CARE - 16.8%
Biotechnology - 1.2%
Gilead Sciences, Inc.	884,200	66,261,948
Health Care Providers & Services - 3.2%
Cigna Group	298,209	85,308,649
UnitedHealth Group, Inc.	178,912	90,205,641
		175,514,290
Life Sciences Tools & Services - 2.1%
Danaher Corp.	457,568	113,522,621
Pharmaceuticals - 10.3%
AstraZeneca PLC (United Kingdom)	500,036	67,447,107
Bristol-Myers Squibb Co.	1,002,337	58,175,639
Eli Lilly & Co.	170,558	91,611,819
Johnson & Johnson	580,058	90,344,034
Merck & Co., Inc.	792,700	81,608,465
Roche Holding AG (participation certificate)	236,951	64,687,887
Royalty Pharma PLC	1,009,200	27,389,688
Sanofi SA	709,255	76,156,441
		557,421,080
TOTAL HEALTH CARE		912,719,939
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.8%
Huntington Ingalls Industries, Inc.	140,500	28,743,490
Northrop Grumman Corp.	98,901	43,535,231
The Boeing Co. (a)	411,800	78,933,824
		151,212,545
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	260,414	40,590,730
Building Products - 0.5%
Johnson Controls International PLC	472,200	25,125,762
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	381,500	12,114,187
Electrical Equipment - 1.1%
AMETEK, Inc.	305,552	45,148,364
Regal Rexnord Corp.	93,900	13,416,432
		58,564,796
Industrial Conglomerates - 2.3%
General Electric Co.	797,020	88,110,561
Hitachi Ltd.	269,900	16,727,749
Siemens AG	159,029	22,726,636
		127,564,946
Machinery - 2.1%
Crane Co.	252,600	22,440,984
Fortive Corp.	368,916	27,358,811
ITT, Inc.	662,552	64,870,466
		114,670,261
Professional Services - 0.7%
Experian PLC	384,000	12,607,830
KBR, Inc.	329,800	19,438,412
Paychex, Inc.	45,400	5,235,982
		37,282,224
Trading Companies & Distributors - 0.6%
Watsco, Inc. (b)	83,758	31,637,072
TOTAL INDUSTRIALS		598,762,523
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	2,021,554	108,678,743
Electronic Equipment, Instruments & Components - 0.3%
Crane Nxt Co.	276,000	15,337,320
IT Services - 1.8%
Accenture PLC Class A	146,700	45,053,037
Amdocs Ltd.	615,433	51,997,934
		97,050,971
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	259,300	45,400,837
NXP Semiconductors NV	334,100	66,793,272
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	704,391	61,211,578
		173,405,687
Software - 2.7%
Gen Digital, Inc.	692,900	12,250,472
Microsoft Corp.	222,350	70,207,013
Roper Technologies, Inc.	134,894	65,326,466
		147,783,951
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	87,429	14,968,719
Samsung Electronics Co. Ltd.	1,121,876	56,584,847
Seagate Technology Holdings PLC	105,100	6,931,345
		78,484,911
TOTAL INFORMATION TECHNOLOGY		620,741,583
MATERIALS - 4.9%
Chemicals - 2.2%
Linde PLC	324,689	120,897,949
Containers & Packaging - 1.5%
Ball Corp.	595,300	29,634,034
Crown Holdings, Inc.	584,959	51,757,172
		81,391,206
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	1,760,600	65,652,774
TOTAL MATERIALS		267,941,929
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	181,873	29,909,015
Lamar Advertising Co. Class A	546,408	45,608,676
Public Storage	113,096	29,803,058
		105,320,749
UTILITIES - 5.5%
Electric Utilities - 3.6%
Constellation Energy Corp.	318,549	34,747,325
Exelon Corp.	569,949	21,538,373
FirstEnergy Corp.	472,800	16,160,304
NextEra Energy, Inc.	1,020,116	58,442,446
PG&E Corp. (a)	1,260,700	20,335,091
Southern Co.	691,400	44,747,408
		195,970,947
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	765,701	25,405,959
Multi-Utilities - 1.4%
Ameren Corp.	266,158	19,916,603
CenterPoint Energy, Inc.	730,968	19,626,491
Dominion Energy, Inc.	359,600	16,063,332
WEC Energy Group, Inc.	262,225	21,122,224
		76,728,650
TOTAL UTILITIES		298,105,556
TOTAL COMMON STOCKS (Cost $3,841,694,056)		5,367,246,611

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	75,796,833	75,811,992
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	35,633,163	35,636,726
TOTAL MONEY MARKET FUNDS (Cost $111,448,718)		111,448,718

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,953,142,774)	5,478,695,329
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(34,129,679)
NET ASSETS - 100.0%	5,444,565,650

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	210,287,544	270,706,124	405,181,676	7,291,834	-	-	75,811,992	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	5,258,100	299,671,418	269,292,792	190,728	-	-	35,636,726	0.1%
Total	215,545,644	570,377,542	674,474,468	7,482,562	-	-	111,448,718

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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